Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2011
Retirement Plans (Tables) [Abstract]
Net periodic benefit costs

The following table provides a summary of the total cost related to these plans for the years ended December 31:

(Millions)	2011	2010	2009
Defined benefit pension plan cost	$51	$40	$21
Defined contribution plan cost	252	217	118
Other postretirement benefit plan cost	23	25	29
Net periodic benefit cost	$326	$282	$168

Other postretirement benefit plan cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in the projected benefit obligation of pension and other employee benefit plans

The following table provides a reconciliation of the changes in the projected benefit obligation

(Millions)	2011	2010
Projected benefit obligation, beginning of year	$319	$324
Service cost	5	6
Interest cost	16	17
Benefits paid	(18)	(20)
Actuarial gain	(5)	(8)
Curtailment gain	(6)	―
Net change	(8)	(5)
Projected benefit obligation, end of year	$311	$319

Net Periodic Benefit Cost that are not recognized yet

The following table provides the amounts comprising accumulated other comprehensive loss which are not yet recognized as components of net periodic benefit cost as of December 31

(Millions)	2011	2010
Net actuarial loss	$35	$50
Total, pretax effect	35	50
Tax impact	(13)	(19)
Total, net of taxes	$22	$31

Amount recognized in other comprehensive loss

The following table lists the amounts recognized in other comprehensive loss in 2011:

(Millions)	2011
Net actuarial gain:
Reclassified to earnings from equity(a)	$(3)
Gains in current year(b)	(5)
Curtailment gain	(5)
Early Retiree Reinsurance Program subsidy	(2)
Net actuarial gain, pretax	$(15)

  Amortization of actuarial losses.
  Deferral of actuarial gains.

Schedule of net periodic pension benefit cost

The components of the net periodic benefit cost for all other postretirement benefit plans for the years ended December 31 were as follows:

(Millions)	2011	2010	2009
Service cost	$5	$6	$5
Interest cost	16	17	18
Amortization of prior service cost	―	―	(2)
Recognized net actuarial loss	3	2	2
Curtailment (gain) loss	(1)	―	6
Net periodic benefit cost	$23	$25	$29

Weighted-average assumptions used to determine defined benefit pension obligation

Assumptions

The weighted-average assumptions used to determine benefit obligations were

	2011	2010
Discount rates	4.5%	5.2%
Health care cost increase rate:
Following year	8.0%	8.5%
Decreasing to the year 2018	5.0%	5.0%

Expected payments	The Company's other postretirement benefit plans expect to make benefit payments as follows
						2017
(Millions)	2012	2013	2014	2015	2016	– 2021
Expected payments	$22	$23	$23	$23	$24	$118

One percentage-point change in assumed health care cost trend rates

A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One		One
	percentage-		percentage-
	point increase		point decrease
(Millions)	2011	2010	2011	2010
Increase (decrease) on benefits
earned and interest cost for
U.S. plans	$1	$1	$(1)	$(1)
Increase (decrease) on
postretirement benefit
obligation for U.S. plans	$13	$15	$(12)	$(13)

Defined benefit pension plan cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Net funded status of pension and other employee benefit plans

As of December 31, 2011, the net funded status related to the defined benefit pension plans was underfunded by $443 million, as shown in the following table:

(Millions)	2011	2010
Net funded status, beginning of year	$(383)	$(406)
Increase in fair value of plan assets	17	63
Increase in projected benefit obligation	(77)	(40)
Net change	(60)	23
Net funded status, end of year	$(443)	$(383)

Defined Benefit plan change in fair value of plan assets

The following tables provide a reconciliation of changes in the fair value of plan assets and projected benefit obligations for all defined benefit pension plans as of December 31:

Reconciliation of Change in Fair Value of Plan Assets

(Millions)	2011	2010
Fair value of plan assets, beginning of year	$2,052	$1,989
Actual return on plan assets	89	177
Employer contributions	35	50
Benefits paid	(60)	(55)
Settlements	(68)	(81)
Foreign currency exchange rate changes	21	(28)
Net change	17	63
Fair value of plan assets, end of year	$2,069	$2,052

Change in the projected benefit obligation of pension and other employee benefit plans

Reconciliation of Change in Projected Benefit Obligation

(Millions)	2011	2010
Projected benefit obligation, beginning of year	$2,435	$2,395
Service cost	22	19
Interest cost	126	126
Benefits paid	(60)	(55)
Actuarial loss	33	66
Settlements	(68)	(81)
Foreign currency exchange rate changes	24	(35)
Net change	77	40
Projected benefit obligation, end of year	$2,512	$2,435

Net Periodic Benefit Cost that are not recognized yet

The following table provides the amounts comprising accumulated other comprehensive loss, which are not yet recognized as components of net periodic pension benefit cost as of December 31:

(Millions)	2011	2010
Net actuarial loss	$690	$648
Net prior service cost	(2)	(2)
Total, pretax effect	688	646
Tax impact	(229)	(213)
Total, net of taxes	$459	$433

Amount recognized in other comprehensive loss

The following table lists the amounts recognized in other comprehensive loss in 2011:

(Millions)	2011
Net actuarial loss:
Reclassified to earnings from equity(a)	$(51)
Losses in current year(b)	93
Net actuarial loss, pretax	$42

  Amortization of actuarial losses and recognition of losses related to lump sum settlements.
  Deferral of actuarial losses.

Schedule of Accumulated and Projected Benefit Obligations

The accumulated and projected benefit obligations for all defined benefit pension plans as of December 31 were as follows:

(Millions)	2011	2010
Accumulated benefit obligation	$2,459	$2,353
Projected benefit obligation	$2,512	$2,435

Schedule of Accumulated Benefit Obligations in excess of fair value of plan assets

The accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligation that exceeds the fair value of plan assets were as follows:

(Millions)	2011	2010
Accumulated benefit obligation	$2,418	$1,407
Fair value of plan assets	$2,028	$1,091

Schedule of Benefit Obligations in excess of fair value of plan assets

The amounts disclosed in the table above will vary year to year based on whether plans meet the disclosure requirement.

The projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligation that exceeds the fair value of plan assets as of December 31 were as follows:

(Millions)	2011	2010
Projected benefit obligation	$2,512	$2,435
Fair value of plan assets	$2,069	$2,052

Schedule of net periodic pension benefit cost

Net Periodic Pension Benefit Cost

The components of the net periodic pension benefit cost for all defined benefit pension plans for the years ended December 31 were as follows:

(Millions)	2011	2010	2009
Service cost	$22	$19	$14
Interest cost	126	126	127
Expected return on plan assets	(148)	(145)	(146)
Amortization of prior service cost	―	(1)	―
Recognized net actuarial loss	36	23	10
Settlements losses	15	18	19
Curtailment gains	―	―	(3)
Net periodic pension benefit cost	$51	$40	$21

Weighted-average assumptions used to determine defined benefit pension obligation

The weighted-average assumptions used to determine defined benefit pension obligations as of December 31 were as follows:

	2011	2010
Discount rates	4.7%	5.3%
Rates of increase in compensation levels	3.7%	4.0%

The weighted-average assumptions used to determine net periodic pension benefit costs as of December 31 were as follows:

	2011	2010	2009
Discount rates	5.0%	5.3%	5.9%
Rates of increase in compensation levels	4.0%	3.6%	3.9%
Expected long-term rates of return on assets	6.9%	6.9%	6.9%

Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis

The following tables summarize the target allocation and categorization of all defined benefit pension plan assets measured at fair value on a recurring basis by GAAP's valuation hierarchy:

As of December 31, 2011:
			Quoted Prices in
			Active Markets		Significant		Significant
	Target		for Identical		Observable		Unobservable
	Allocation		Assets		Inputs		Inputs
(Millions, except percentages)	2012	Total	(Level 1)		(Level 2)		(Level 3)
U.S. equity securities	15%	$250	$250	$	―	$	―
International equity securities(a)	30%	644	644		―		―
U.S. fixed income securities	30%	582	―		582		―
International fixed income securities(a)	15%	406	―		406		―
Balanced funds	5%	69	―		69		―
Cash	―	12	12		―		―
Other(b)	5%	106	―		―		106
Total	100%	$2,069	$906		$1,057		$106

As of December 31, 2010:
			Quoted Prices in
			Active Markets		Significant		Significant
	Target		for Identical		Observable		Unobservable
	Allocation		Assets		Inputs		Inputs
(Millions, except percentages)	2011	Total	(Level 1)		(Level 2)		(Level 3)
U.S. equity securities	15%	$331	$331	$	―	$	―
International equity securities(a)	30%	704	704		―		―
U.S. fixed income securities	30%	522	―		522		―
International fixed income securities(a)	15%	318	―		318		―
Balanced funds	5%	65	―		65		―
Cash	―	11	11		―		―
Other(b)	5%	101	―		―		101
Total	100%	$2,052	$1,046		$905		$101

  A significant portion of international investments are in U.K. companies and U.K. government and agency securities.
  Consists of investments in private equity and real estate funds measured at reported net asset value.

Effect of significant unobservable inputs changes in plan assets

The fair value measurement of all defined benefit pension plan assets using significant unobservable inputs (Level 3) changed during the years ended December 31:

(Millions)	2011	2010
Beginning fair value, January 1	$101	$98
Actual net gains on plan assets:
Held at the end of the year	12	11
Sold during the year	2	―
Total net gains	14	11
Net purchases (sales and settlements)	(9)	(8)
Net increase	5	3
Ending fair value, December 31	$106	$101

Expected payments	The Company's defined benefit pension plans expect to make benefit payments to retirees as follows:
						2017
(Millions)	2012	2013	2014	2015	2016	–2021
Expected payments	$152	$155	$160	$168	$182	$931